UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2015 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22873
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock CoRI Funds

=========================== BlackRock CoRi 2015 Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BlackRock CoRi 2017 Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BlackRock CoRi 2019 Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BlackRock CoRi 2021 Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BlackRock CoRi 2023 Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock CoRI Funds

Date:	August 26, 2015